LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.30%
Biotechnology–0.60%
†Denali Therapeutics	120,000	$ 6,054,000
		6,054,000
Building Products–3.54%
†Trex	347,500	35,420,675
		35,420,675
Capital Markets–16.38%
Carlyle Group	222,000	10,496,160
Cohen & Steers	191,000	16,000,070
FactSet Research Systems	50,900	20,094,302
Houlihan Lokey	148,500	13,676,850
Moelis & Co. Class A	127,000	7,857,490
Morningstar	83,580	21,649,727
MSCI	122,000	74,217,480
		163,992,079
Commercial Services & Supplies–0.61%
†BrightView Holdings	416,820	6,152,263
		6,152,263
Diversified Consumer Services–2.08%
†Bright Horizons Family Solutions	149,000	20,773,580
		20,773,580
Diversified Telecommunication Services–2.35%
†Iridium Communications	590,000	23,511,500
		23,511,500
Electrical Equipment–0.29%
=†πVelo3d	355,472	2,907,769
		2,907,769
Electronic Equipment, Instruments & Components–0.51%
Littelfuse	14,200	3,880,434
†SmartRent	91,481	1,191,083
		5,071,517
Entertainment–0.63%
Manchester United Class A	328,000	6,353,360
		6,353,360
Equity Real Estate Investment Trusts–4.41%
Alexandria Real Estate Equities	57,000	10,890,990
American Assets Trust	28,500	1,066,470
Douglas Emmett	319,050	10,085,171
Gaming and Leisure Properties	476,657	22,078,752
		44,121,383
Health Care Equipment & Supplies–9.41%
†IDEXX Laboratories	87,500	54,416,250
†Neogen	280,000	12,160,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	65,000	$ 27,595,100
		94,171,750
Health Care Technology–0.45%
†Schrodinger	82,000	4,483,760
		4,483,760
Hotels, Restaurants & Leisure–21.19%
†Boyd Gaming	150,000	9,489,000
Choice Hotels International	301,000	38,037,370
†Krispy Kreme	81,818	1,145,452
Marriott Vacations Worldwide	165,000	25,959,450
†Penn National Gaming	690,000	49,997,400
†Red Rock Resorts Class A	296,000	15,161,120
†Vail Resorts	216,500	72,321,825
		212,111,617
Insurance–7.98%
†Arch Capital Group	686,000	26,191,480
Kinsale Capital Group	165,000	26,680,500
Primerica	176,100	27,054,243
		79,926,223
IT Services–5.22%
†Gartner	172,000	52,267,360
		52,267,360
Life Sciences Tools & Services–5.66%
†Adaptive Biotechnologies	32,500	1,104,675
Bio-Techne	83,000	40,219,310
†Mettler-Toledo International	11,100	15,288,696
		56,612,681
Machinery–0.31%
Marel HF	459,500	3,140,345
		3,140,345
Pharmaceuticals–1.55%
Dechra Pharmaceuticals	237,600	15,526,901
		15,526,901
Professional Services–5.51%
†CoStar Group	641,000	55,164,460
		55,164,460
Software–9.28%
†Altair Engineering Class A	72,000	4,963,680
†ANSYS	122,000	41,534,900
†Guidewire Software	129,500	15,393,665
Pegasystems	110,000	13,981,000
SS&C Technologies Holdings	245,000	17,003,000
		92,876,245
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.34%
Essent Group	77,500	$ 3,410,775
		3,410,775
Total Common Stock (Cost $184,393,660)		984,050,243
FUTURE PURCHASE COMMITMENT–0.41%
Diversified Financial Services–0.10%
=†π@Khosla Ventures Acquisition Class A	111,250	1,028,362
		1,028,362
IT Services–0.31%
=†π@GS Acquisition Holdings	308,304	3,085,136
		3,085,136
Total Future Purchase Commitment (Cost $4,195,540)		4,113,498
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
†Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	$ 29,997
Total Warrant (Cost $0)		29,997

MONEY MARKET FUND–1.80%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	18,009,280	18,009,280
Total Money Market Fund (Cost $18,009,280)		18,009,280

TOTAL INVESTMENTS–100.51% (Cost $206,598,480)	1,006,203,018
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.51%)	(5,105,061)
NET ASSETS APPLICABLE TO 11,606,892 SHARES OUTSTANDING–100.00%	$1,001,097,957

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
@ Represents an unfunded subscription agreement in a private investment in a public entity.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $7,021,267, which represented 0.70% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
GS Acquisition Holdings	6/17/2021	$3,083,040	$3,085,136
Khosla Ventures Acquisition Class A	3/24/2021	1,112,500	1,028,362
Velo3d	9/28/2021	3,554,730	2,907,769
Total		$7,750,270	$7,021,267

Summary of Abbreviations:
GS–Goldman Sachs
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP Baron Growth Opportunities Fund had contingent commitments outstanding of approximately $4,195,540 to purchase PIPE shares as of September 30, 2021.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$6,054,000	$—	$—	$6,054,000
Building Products	35,420,675	—	—	35,420,675
Capital Markets	163,992,079	—	—	163,992,079
Commercial Services & Supplies	6,152,263	—	—	6,152,263
Diversified Consumer Services	20,773,580	—	—	20,773,580
Diversified Telecommunication Services	23,511,500	—	—	23,511,500
Electrical Equipment	—	—	2,907,769	2,907,769
Electronic Equipment, Instruments & Components	5,071,517	—	—	5,071,517
Entertainment	6,353,360	—	—	6,353,360
Equity Real Estate Investment Trusts	44,121,383	—	—	44,121,383
Health Care Equipment & Supplies	94,171,750	—	—	94,171,750
Health Care Technology	4,483,760	—	—	4,483,760
Hotels, Restaurants & Leisure	212,111,617	—	—	212,111,617
Insurance	79,926,223	—	—	79,926,223
IT Services	52,267,360	—	—	52,267,360
Life Sciences Tools & Services	56,612,681	—	—	56,612,681
Machinery	3,140,345	—	—	3,140,345
Pharmaceuticals	15,526,901	—	—	15,526,901
Professional Services	55,164,460	—	—	55,164,460
Software	92,876,245	—	—	92,876,245
Thrifts & Mortgage Finance	3,410,775	—	—	3,410,775
Future Purchase Commitment	—	—	4,113,498	4,113,498
Warrant	—	29,997	—	29,997
Money Market Fund	18,009,280	—	—	18,009,280
Total Investments	$999,151,754	$29,997	$7,021,267	$1,006,203,018
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Baron Growth Opportunities Fund–4